Summary of Significant Accounting Policies - Restatement (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional paid-in capital	$ 939,868	$ 936,157	$ 927,641	$ 24,782	$ 21,710
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional paid-in capital		$ (60,547)	$ (60,547)